Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short term Investments
Short-term investments	$ 214,915	$ 273,031
Bank deposits maturing over three months
Short term Investments
Short-term investments	214,915	273,031
Bank deposits maturing over three months | United States dollar ("US$")
Short term Investments
Short-term investments	214,538	272,659
Bank deposits maturing over three months | Hong Kong dollar ("HK$")
Short term Investments
Short-term investments	$ 377	$ 372
Bank deposits maturing over three months | Weighted average
Short term Investments
Effective interest rate (in percentage)	2.18%	1.32%
Bank deposits maturing over three months | Minimum
Short term Investments
Bank deposit maturity period (in days)	91 days	91 days
Bank deposits maturing over three months | Maximum
Short term Investments
Bank deposit maturity period (in days)	100 days	183 days